UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22095

Morgan Stanley Global Long/Short Fund P

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments.

The Registrant invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (CIK 0001406731, Investment Company Act file number 811-22094, the “Master Fund”). As of March 31, 2008, the Registrant owned 99.70% of the Master Fund. The Master Fund has included a schedule of investments as of March 31, 2008, in its filing on Form N-Q made with the Securities and Exchange Commission on May 30, 2008.

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, Morgan Stanley Global Long/Short Fund P (the “Fund”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at fair value:

	Investments in Investment Funds	Other Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	96,147
Level 3 - Significant Unobservable Inputs	30,880,249	—

Total	$30,880,249	$96,147

*	Other financial instruments include short-term investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2007	$—
Net investment income (loss)	(109,804)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(2,028,947)
Net purchases (sales)	33,019,000
Net transfers in or out of Level 3	—

Balance as of March 31, 2008	$30,880,249

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2008	$(2,028,947)

Portfolio Valuation

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (the “Master Fund”). The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses.

Short-term investments are valued at amortized cost, which approximates fair value.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Global Long/Short Fund P

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 30, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 30, 2008